Convertible Notes Payable - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Dec. 30, 2015 USD ($) $ / shares $ / Unit shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Feb. 28, 2015 shares
Debt Instrument [Line Items]
Warrants Exercisable | shares		66,789,624		13,219,597	5,447,940
Proceeds from issuance of convertible notes payable				$ 4,135,000	$ 100,000
Interest expense		$ 6,316,330	$ 305,582	11,757,445	1,136,054
Amortization of Discount costs		$ 6,107,467	$ 25,000	$ 122,050	$ 41,667
Outstanding warrants converted | shares		66,789,624		13,219,597	5,447,940
Loss on extinguishment of warrants				$ (4,038,063)
Series D Warrant
Debt Instrument [Line Items]
Exercise price | $ / shares				$ 1.85
Warrants Exercisable | shares		3,503,116		3,503,116
Outstanding warrants converted | shares		3,503,116		3,503,116
Series C Warrant
Debt Instrument [Line Items]
Conversion of stock, shares converted | shares		138,158
Exercise price | $ / shares				$ 2.55
Warrants Exercisable | shares				5,229,973		10,378
Outstanding warrants converted | shares		47,528		5,229,973
Securities Purchase Agreement
Debt Instrument [Line Items]
Exercise price | $ / shares		$ 5.60
Note tranche receivable terms				The remaining cash purchase price of $13.8 million will be released to the Company in subsequent tranches subject to the following terms and conditions: (1) 25% will be released 30 trading days following the later of (x) the “Control Account Release Eligibility Date” and (ii) the first installment date under the Note, (2) 25% will be released 90 trading days following the Control Account Release Eligibility Date and (3) 25% will be released 120 trading days following the Control Account Release Eligibility Date.
Securities Purchase Agreement | Series D Warrant
Debt Instrument [Line Items]
Warrants Exercisable | shares		100,090
Subordination Warrants | Series D Warrant
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes payable	$ 4,600,000	$ 4,600,000		$ 4,600,000
Remaining proceed from issuance of debt		13,800,000		13,800,000
Subordination Warrants | Series D Warrant | Embedded Derivative Financial Instruments
Debt Instrument [Line Items]
Warrant, Fair Value Disclosures		9,019,277
Senior Secured Convertible Note
Debt Instrument [Line Items]
Convertible notes payable, principal	$ 22,100,000	22,100,000		22,100,000
Debt instrument, number shares to be issued upon conversion | shares	3,946,429
Convertible debt, conversion price | $ / shares	$ 5.60
Debt instrument, original issue discount		13,828,816		$ 19,936,283
Debt Instrument Frequency Of Periodic Payment				The Company has agreed to make amortization payments with respect to the Notes in twelve (12) equal installments beginning four (4) months after the original date of issuance of December 30, 2015 (each, an “Installment Date”). On each installment date, assuming certain equity conditions are met, the installment payment shall automatically be converted into shares of Common Stock at (i) at 80% of the five day volume weighted average price of the common stock for the first four payments and (ii) at 85% of the five day volume weighted average price of the common stock for the last 8 payments with both conversion rates being subject to a floor conversion price of $0.20.
Senior Secured Convertible Note | Securities Purchase Agreement
Debt Instrument [Line Items]
Convertible notes payable, principal	$ 22,100,000
Debt instrument, number shares to be issued upon conversion | shares	341,313
Convertible debt, conversion price | $ / shares	$ 64.75
Price adjustment percentage	19.90%
Note agreement carrying value	$ 18,400,000
Senior Secured Convertible Note | Securities Purchase Agreement | Embedded Derivative Financial Instruments
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures		35,096,383
Senior Secured Convertible Note | Securities Purchase Agreement | Notes issued for cash
Debt Instrument [Line Items]
Convertible notes payable, principal	20,000,000
Note agreement carrying value	18,400,000
Debt instrument, original issue discount	$ 1,600,000	20,000,000		$ 20,000,000
Notes payable, interest rate	6.00%
Debt Issuance cost incurred	$ 568,685
Interest expense				10,594,182
Amortization of Discount costs		$ 6,107,467		63,717
Senior Secured Convertible Note | Securities Purchase Agreement | Notes issued for cash | Embedded Derivative Financial Instruments
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures				14,788,365
Senior Secured Convertible Note | Securities Purchase Agreement | Notes issued upon exchange of outstanding Series C Warrants
Debt Instrument [Line Items]
Convertible notes payable, principal	$ 2,100,000
Conversion of stock, shares converted | shares	1,050,000
Exercise price | $ / shares	$ 2.00
Loss on extinguishment of warrants				4,038,063
Senior Secured Convertible Note | Securities Purchase Agreement | Notes issued upon exchange of outstanding Series C Warrants | Embedded Derivative Financial Instruments
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures				1,865,729
Senior Secured Convertible Note | Securities Purchase Agreement | Series D Warrant
Debt Instrument [Line Items]
Exercise price | $ / shares	$ 64.75
Common Stock, Capital Shares Reserved for Future Issuance | shares	120,000,000
Warrants Exercisable | shares	100,090
Weighted Average Remainder Contractual Term in Years, Exercised	5 years
Conversion feature, floor price | $ / Unit	40.60
Senior Secured Convertible Note | Securities Purchase Agreement | Series D Warrant | Notes issued for cash
Debt Instrument [Line Items]
Warrant, Fair Value Disclosures				13,637,132
Senior Secured Convertible Note | Securities Purchase Agreement | Series D Warrant | Notes issued upon exchange of outstanding Series C Warrants
Debt Instrument [Line Items]
Warrant, Fair Value Disclosures				2,412,574
Senior Secured Convertible Note | Securities Purchase Agreement | Series C Warrant | Notes issued upon exchange of outstanding Series C Warrants
Debt Instrument [Line Items]
Warrant, Fair Value Disclosures				$ 2,340,240
Outstanding warrants converted | shares				1,050,000